Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

4. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	December 31, 2024	December 31, 2023
Leasehold improvements	$477,458	$486,091
Vehicles	355,204	510,385
Office equipment	351,365	360,740
Less: accumulated depreciation	(737,218)	(680,570)
	$446,809	$676,646

Depreciation expenses were $224,311, $222,684 and $131,101 for the years ended December 31, 2024, 2023 and 2022, respectively.